Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information

20.    Segment Information

Disclosure requirements about segments of an enterprise establish standards for reporting information regarding operating segments in annual financial statements. These requirements include presenting selected information for each segment. Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding how to allocate resources and assess performance. The Company’s chief decision-maker is its chief executive officer. The Company and its chief decision-maker view the Company’s operations and manage its business as one operating segment.

The following presents the revenue by geographic region:

	2023	2022
United States	$74,439,470	$37,412,270
Canada	1,042,983	502,221
Other	5,480,998	1,469,793
	$80,963,451	$39,384,284

The Company tracks assets by physical location. Long-lived assets consists of property and equipment, net, and are shown below:

	2023	2022
United States	$19,334,231	$8,401,351
Canada	355,756	442,881
	$19,689,987	$8,844,232